Financial instruments - Summary of Expected Future Payments for Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Sensitivity analyses of net risk Position in of net profit or loss before tax	$ 36,061
Sensitivity to 100bps Increase of net profit or loss before tax	(4,911)
Sensitivity to 100bps decrease of net profit or loss before tax	4,911
Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	644,821	$ 417,744
Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	97,173	23,513
Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	32,029	1,364
Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	60,364	189,751
Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	93,633	105,561
Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	361,622	97,555
Suppliers [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	41,788	4,808
Suppliers [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	41,788	4,808
Suppliers [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Leases | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	32,132	19,582
Leases | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	897	816
Leases | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	954	680
Leases | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,054	691
Leases | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	3,125	2,110
Leases | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	26,102	15,285
Loans [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	265,579
Loans [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	6,108
Loans [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	27,429
Loans [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	2,489
Loans [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	57,252
Loans [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	172,301
Carried Interest Allocation [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		31,929
Carried Interest Allocation [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Carried Interest Allocation [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Carried Interest Allocation [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Carried Interest Allocation [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		9,352
Carried Interest Allocation [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		22,577
Consideration Payable On Acquisition [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	141,378	35,029
Consideration Payable On Acquisition [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	24,087	834
Consideration Payable On Acquisition [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	684
Consideration Payable On Acquisition [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	1,704
Consideration Payable On Acquisition [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	28,768	7,155
Consideration Payable On Acquisition [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	88,523	24,652
Contingent consideration payable on acquisition | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	32,455	20,376
Contingent consideration payable on acquisition | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	32,455	20,376
Commitment subject to possible redemption | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	54,053	187,356
Commitment subject to possible redemption | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Commitment subject to possible redemption | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Commitment subject to possible redemption | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	54,053	187,356
Commitment subject to possible redemption | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Commitment subject to possible redemption | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	40,988	101,609
Gross obligation under put option | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	86,944
Gross obligation under put option | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	40,988	14,665
Financial liabilities – energy trading contracts (c) [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	17,744
Financial liabilities – energy trading contracts (c) [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	5,589
Financial liabilities – energy trading contracts (c) [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	3,646
Financial liabilities – energy trading contracts (c) [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	2,768
Financial liabilities – energy trading contracts (c) [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	4,488
Financial liabilities – energy trading contracts (c) [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,253
Derivative Financial Instruments [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Derivative Financial Instruments [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Derivative Financial Instruments [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Derivative Financial Instruments [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Derivative Financial Instruments [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Derivative Financial Instruments [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities		0
Client Funds Payable [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	18,704	17,055
Client Funds Payable [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	18,704	17,055
Client Funds Payable [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client Funds Payable [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client Funds Payable [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client Funds Payable [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0